Securities Sold Under Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 690,151,000	$ 977,714,000
Collateralized securities, Fair Value of Securities Sold	679,811,000	976,400,000
Repurchase Borrowing, Balance of Liability	$ 504,985,000	$ 827,772,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	2.46%	2.66%
Average outstanding amount	$ 759,458,000	$ 872,611,000
Maximum amount outstanding at any month end	819,155,000	907,211,000
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	295,282,000	316,041,000
Collateralized securities, Fair Value of Securities Sold	292,286,000	317,799,000
Repurchase Borrowing, Balance of Liability	$ 190,915,000	$ 250,702,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.15%	0.15%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 10,250,000	$ 10,199,000
Collateralized securities, Fair Value of Securities Sold	10,148,000	10,114,000
Repurchase Borrowing, Balance of Liability	$ 9,863,000	$ 9,798,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.50%	0.50%
30 to 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 2,315,000	$ 4,388,000
Collateralized securities, Fair Value of Securities Sold	2,317,000	4,356,000
Repurchase Borrowing, Balance of Liability	$ 2,300,000	$ 4,320,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.33%	0.31%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 382,304,000	$ 647,086,000
Collateralized securities, Fair Value of Securities Sold	375,060,000	644,131,000
Repurchase Borrowing, Balance of Liability	$ 301,907,000	$ 562,952,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	4.01%	3.84%